Condensed Statement of Operations (Unaudited) (Parenthetical) - shares	Feb. 23, 2021	Dec. 31, 2020
Shares issued	8,625,000
Common Class B [Member]
Shares issued	8,625,000	8,625,000
Common stock subject to forfeiture shares	1,125,000